Supplement Dated June 27, 2016
To The Prospectuses Dated April 25, 2016 For

PERSPECTIVE L SERIESSM
FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITIES

Issued by
Jackson National Life Insurance Company of New York® through
JNLNY Separate Account I

This supplement updates the above-referenced prospectuses. Please read and keep it together with your prospectus for future reference. To obtain an additional copy of a prospectus, please contact us at our Jackson of NY Service Center, P.O. Box 30313, Lansing, Michigan, 48909-7813; 1-800-599-5651; www.jackson.com.

Effective July 11, 2016, Perspective L Series Contracts are no longer being offered to new purchasers.

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(To be used with JMV7697NY 04/16)

NMV17388NY 06/16